Segment and Geographic Information - Schedule of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	30.00%	20.00%	27.00%
Customer A [Member] | Trade Receivables [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	14.00%	16.00%
Customer B [Member] | Trade Receivables [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	15.00%	13.00%
Customer C [Member] | Trade Receivables [Member]
Schedule of Percentage of Revenues [Line Items]
Total revenue, Percentage	12.00%